SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2024
Standard Waste Services L L C [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated subsequent events that occurred after the balance sheet date, up to the date that the financial statements were issued.

On January 12, 2024, Titan Environmental Solutions Inc. through its wholly-owned subsidiary, Titan Trucking, LLC, entered into a Membership Interest Purchase Agreement with Domonic Campo and Sharon Campo (the “Sellers”), and the Company. The Membership Interest Purchase Agreement was amended on February 21, 2024, May 20, 2024 and on May 30, 2024. The transaction closed on May 31, 2024. Together   with the amendments, the Membership Interest Purchase Agreement is referred to herein as the “Standard Purchase Agreement.” Pursuant to the terms of the Standard Purchase Agreement, Titan Trucking, LLC, purchased ownership of all the outstanding membership interests of the Company. In exchange, Titan Environmental Solutions, Inc. issued the Sellers 612,000 shares of the Company’s Series A Preferred Stock, issued to the Sellers debt instruments with a total principal value of $2,859,898, and paid cash consideration of $4,652,500 (inclusive of a $652,500 closing deposit).